Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of geographical areas [line items]
Total Revenue	$ 25,483	[1]	$ 22,905	$ 22,107
Income before taxes	7,272	[1]	7,414	6,631
Reported net income	5,758	[1]	5,453	5,339
Average Assets	833,252		754,295	722,626
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	15,134		13,632	13,365
Income before taxes	4,324		4,840	4,589
Reported net income	3,391		3,797	3,816
Average Assets	469,032		441,376	430,570
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	8,282		7,273	7,015
Income before taxes	2,367		1,871	1,580
Reported net income	1,903		1,100	1,200
Average Assets	316,983		277,764	264,473
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	2,067		2,000	1,727
Income before taxes	581		703	462
Reported net income	464		556	323
Average Assets	$ 47,237		$ 35,155	$ 27,583

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).